CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Available-for-sale Securities - Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended				162 Months Ended
	Dec. 07, 2015	Apr. 07, 2015	Apr. 07, 2015	Nov. 30, 2012	Aug. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Investment Holdings [Line Items]
Per share price of investment						$ 2.48
Impairment charge						$ 9,846	$ 3,947	$ 9,400
Loss recorded on divestiture								$ 1,307
Fair value of securities						$ 5,700	$ 50,499
Par value of shares (in Hong Kong dollars per share)						$ 0.00375	$ 0.00375
Convertible bonds of privately-held company [Member]
Investment Holdings [Line Items]
Fair value of securities						$ 500	$ 40,200
Convertible bonds of privately-held company [Member] | UTStarcom Hong Kong Ltd [Member]
Investment Holdings [Line Items]
Fair value of securities						$ 10,000
IPTV divestiture [Member]
Investment Holdings [Line Items]
Amount of consideration paid by the Company upon divestiture					$ 30,000
Loss recorded on divestiture									$ 175	$ (100)
Aio TV Inc [Member] | Series B Preferred Stock [Member]
Investment Holdings [Line Items]
Payments to acquire available-for-sale equity securities				$ 8,000
Per share price of investment				$ 0.320937
Equity method investment, ownership interest (as a percent)						44.00%
Impairment charge						$ 2,800
Aio TV Inc [Member] | Convertible bonds of privately-held company [Member]
Investment Holdings [Line Items]
Payments to acquire available-for-sale equity securities	$ 500
Interest rate of debt securities (as a percent)	10.00%
UTStarcom Hong Kong Holdings Ltd [Member] | Convertible bonds of privately-held company [Member] | UTStarcom Hong Kong Ltd [Member]
Investment Holdings [Line Items]
Interest rate of debt securities (as a percent)					6.50%		6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date		$ 5,000	$ 5,000
Percentage of outstanding shares to be issued on conversion if operating income break-even is achieved on or prior to the Maturity Date			8.00%
UTStarcom Hong Kong Holdings Ltd [Member] | Convertible bonds of privately-held company [Member] | UTStarcom Hong Kong Ltd [Member] | Maximum [Member]
Investment Holdings [Line Items]
Percentage of outstanding shares to be issued on conversion at the Maturity Date						33.00%
UTStarcom Hong Kong Holdings Ltd [Member] | IPTV divestiture [Member]
Investment Holdings [Line Items]
Loss recorded on divestiture									$ (17,500)
Ownership interest upon conversion of preference shares and convertible bonds		14.00%
UTStarcom Hong Kong Holdings Ltd [Member] | IPTV divestiture [Member] | Convertible bonds of privately-held company [Member]
Investment Holdings [Line Items]
Principal amount of consideration received					$ 20,000
Face amount of convertible debt		$ 20,000
Cash proceeds from partial payment of the principal of the Convertible Bond		$ 10,000
Ownership interest upon conversion of preference shares and convertible bonds		14.00%